Investors In Millburn Multi-Markets Trading L.P. (Details Textual) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 9,961,404	$ 33,278,277
Capital withdrawal payable to General Partner	$ 9,224,590	4,993,975
Limited partner redemption		5,018,975
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 25,000